Business Combination - Additional information (Details) ¥ in Thousands	1 Months Ended
Jun. 30, 2020 CNY (¥)
Business Acquisition [Line Items]
Percentage of voting equity interests acquired	92.50%
Business Combination, Consideration Transferred	¥ 7,700
Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Percentage of voting equity interests acquired	7.50%